Goodwill and Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 1,347
2023	815
2024	814
2025	814
2026	679
Thereafter	0
Total	$ 4,469	$ 7,967